Assets held for sale and liabilities directly associated with assets held for sale (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDiscontinuedOperationsExplanatoryLineItems [Line Items]
Liabilities included in disposal groups classified as held for sale	€ 87
Tigaz Zrt [Member]
DisclosureOfDiscontinuedOperationsExplanatoryLineItems [Line Items]
% Ownership	48.55%	48.55%
Percentage of Ownership Interest Divested	98.99%
Tigaz dso [Member]
DisclosureOfDiscontinuedOperationsExplanatoryLineItems [Line Items]
% Ownership	100.00%
Current assets or disposal groups classified as held for sale	€ 31
Current liabilities included in disposal groups classified as held for sale	27
Tigaz dso [Member] | Gross carrying amount [member]
DisclosureOfDiscontinuedOperationsExplanatoryLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale	241
Liabilities included in disposal groups classified as held for sale	65
Met holding ag [Member]
DisclosureOfDiscontinuedOperationsExplanatoryLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale	323
Liabilities included in disposal groups classified as held for sale	€ 87
Unimar llc [Member]
DisclosureOfDiscontinuedOperationsExplanatoryLineItems [Line Items]
% Ownership	50.00%
Non-current assets or disposal groups classified as held for sale	€ 29
Lasmo sanga sanga [Member]
DisclosureOfDiscontinuedOperationsExplanatoryLineItems [Line Items]
% Ownership	26.25%
Non-current assets or disposal groups classified as held for sale	€ 53
Current assets or disposal groups classified as held for sale	37
Current liabilities included in disposal groups classified as held for sale	10
Liabilities included in disposal groups classified as held for sale	€ 22